INVESTMENT MANAGERS SERIES TRUST

235 W. Galena Street

Milwaukee, Wisconsin 53233

November 1, 2019

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”) File No. 333-122901

on behalf of the WCM Small Cap Growth Fund and WCM Focused Small Cap Fund

The Trust is filing Post-Effective Amendment No. 1050 to its Registration Statement under Rule 485(a)(1) for purposes of (i) removing reference to the specific index included in the WCM Focused Small Cap Fund's principal investment strategies and (ii) adding prior performance of the advisor to the prospectus.

Please direct your comments to the undersigned at (626) 385-5777. Thank you.

Sincerely,

/s/ Diane J. Drake

Diane J. Drake

Secretary